OTHER ASSETS -THIRD PARTIES (Details)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Other Assets [Line Items]
Other assets	¥ 520,660,145	$ 76,801,461	¥ 617,779,748
Prepayment for warranty insurance premium [Member]
Other Assets [Line Items]
Other assets	117,056,506		103,714,696
Prepayments for purchase of property, plant and equipment [Member]
Other Assets [Line Items]
Other assets	305,205,609		491,201,438
Deferred charges [Member]
Other Assets [Line Items]
Other assets	22,863,614		22,863,614
Deferred Losses Related to Sales Leaseback Transactions [Member]
Other Assets [Line Items]
Other assets	50,550,245		0
Deposit For Rent and Others [Member]
Other Assets [Line Items]
Other assets	¥ 24,984,171		¥ 0